UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $85,544


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc             Com        00209A106    7,993   558,200   Sh        Defined      01,03   558,200     0    0
Bank One Corp                          Com        06423A103   17,921   351,400   Sh        Defined      01,03   351,400     0    0
Cima Labs Inc                          Com        171796105    7,197   213,377   Sh        Defined      01,03   213,377     0    0
Comcast Corp New                     Cl A Spl     20030N200    4,742   171,753   Sh        Defined      01,03   171,753     0    0
Cox Communications Inc                 Cl A       224044107    2,712    97,600   Sh        Defined      01,03    97,600     0    0
Walt Disney Co                         Com        254687106    2,488    97,600   Sh        Defined      01,03    97,600     0    0
Enzon Pharmaceuticals Inc              Com        293904108   10,517   824,189   Sh        Defined      01,03   824,189     0    0
Invision Technologies Inc              Com        461851107    3,386    67,857   Sh        Defined      01,03    67,857     0    0
Kroll Inc                              Com        501049100    7,323   198,562   Sh        Defined      01,03   198,562     0    0
Mandalay Resort Group                  Com        562567107    1,167    17,000   Sh        Defined      01,03    17,000     0    0
Oxford Health Plans Inc                Com        691471106    5,730   104,100   Sh        Defined      01,03   104,100     0    0
Titan Corp                             Com        888266103   11,924   918,600   Sh        Defined      01,03   918,600     0    0
Tularik Inc                            Com        899165104    2,444    98,553   Sh        Defined      01,03    98,553     0    0